Other financial liabilities from virtual bank (Tables)	12 Months Ended
Dec. 31, 2024
Other financial liabilities from virtual bank
Schedule of other financial liabilities from virtual bank

	As at December 31,
	2023	2024
	RMB’000	RMB’000

Repurchase agreements	54,373	—